UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10491

Nuveen Real Estate Income Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	9/30/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments

Nuveen Real Estate Income Fund (JRS)
September 30, 2014 (Unaudited)

Shares	Description (1)	Value
	LONG-TERM INVESTMENTS – 139.4% (96.4% of Total Investments)
	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 80.3% (55.5% of Total Investments)
	Diversified - 5.7% (3.9% of Total Investments)
392,056	Duke Realty Corporation	$ 6,735,522
63,000	Liberty Property Trust	2,095,380
91,960	Vornado Realty Trust	9,192,322
	Total Diversified	18,023,224
	Hotels, Restaurants & Leisure - 7.0% (4.9% of Total Investments)
371,325	Host Hotels & Resorts Inc.	7,920,362
40,200	Hyatt Hotels Corporation, Class A, (2)	2,432,904
110,550	LaSalle Hotel Properties	3,785,232
214,850	RLJ Lodging Trust	6,116,780
22,600	Starwood Hotels & Resorts Worldwide, Inc.	1,880,546
	Total Hotels, Restaurants & Leisure	22,135,824
	Industrial - 4.8% (3.3% of Total Investments)
397,853	Prologis Inc.	14,999,057
	Office - 11.0% (7.6% of Total Investments)
95,100	Alexandria Real Estate Equities Inc.	7,013,625
287,190	BioMed Realty Trust Inc.	5,801,238
74,350	Boston Properties, Inc.	8,606,756
245,800	Brandywine Realty Trust	3,458,406
123,200	Douglas Emmett Inc.	3,162,544
35,000	Kilroy Realty Corporation	2,080,400
44,700	SL Green Realty Corporation	4,529,004
	Total Office	34,651,973
	Residential - 13.9% (9.6% of Total Investments)
199,976	Apartment Investment & Management Company, Class A, (3)	6,363,236
77,038	AvalonBay Communities, Inc.	10,860,047
106,650	Equity Lifestyles Properties Inc.	4,517,694
181,520	Equity Residential	11,178,002
23,438	Essex Property Trust Inc.	4,189,543
13,350	Post Properties, Inc.	685,389
224,530	UDR Inc.	6,118,443
	Total Residential	43,912,354
	Retail - 21.5% (14.8% of Total Investments)
107,650	Brixmor Property Group Inc.	2,396,289
309,900	Developers Diversified Realty Corporation	5,184,627
22,000	Federal Realty Investment Trust	2,606,120
166,849	General Growth Properties Inc.	3,929,294
322,350	Kimco Realty Corporation	7,062,689
126,327	Macerich Company	8,063,452
65,910	Regency Centers Corporation	3,547,935
134,000	Retail Opportunity Investments Corporation	1,969,800
155,399	Simon Property Group, Inc., (3)	25,550,703
73,350	Taubman Centers Inc.	5,354,550
63,500	Weingarten Realty Trust	2,000,250
	Total Retail	67,665,709
	Specialized - 16.4% (11.4% of Total Investments)
344,550	CubeSmart	6,195,009
25,700	Extra Space Storage Inc.	1,325,349
240,310	HCP, Inc., (3)	9,542,710
194,531	Health Care REIT, Inc., (3)	12,132,898
82,387	Public Storage, Inc., (4)	13,663,059
144,990	Ventas Inc.	8,982,131
	Total Specialized	51,841,156
	Total Real Estate Investment Trust Common Stocks (cost $184,557,117)	253,229,297

Shares	Description (1)	Coupon	Ratings (5)	Value
	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS – 59.1% (40.9% of Total Investments)
	Diversified - 8.0% (5.6% of Total Investments)
156,000	Duke Realty Corporation, Series K	6.500%	Baa3	$ 3,910,920
135,100	PS Business Parks, Inc.	6.450%	Baa2	3,424,785
14,650	PS Business Parks, Inc.	6.000%	Baa2	352,333
267,014	Vornado Realty Trust	6.875%	BBB-	7,057,180
134,500	Vornado Realty Trust	6.625%	BBB-	3,429,750
158,800	Vornado Realty Trust	5.700%	BBB-	3,795,320
146,000	Vornado Realty Trust	5.400%	BBB-	3,369,680
	Total Diversified			25,339,968
	Hotels, Restaurants & Leisure – 3.5% (2.4% of Total Investments)
100,000	Ashford Hospitality Trust Inc.	8.450%	N/R	2,528,000
109,000	Hospitality Properties Trust	7.125%	BB+	2,792,580
43,650	Pebblebrook Hotel Trust	7.875%	N/R	1,120,059
11,800	Summit Hotel Properties Inc.	9.250%	N/R	324,264
28,250	Sunstone Hotel Investors Inc.	8.000%	N/R	754,558
139,400	Strategic Hotel Capital Inc., Series B	8.250%	N/R	3,512,880
	Total Hotels, Restaurants & Leisure			11,032,341
	Industrial - 1.0% (0.7% of Total Investments)
114,700	Terreno Realty Corporation	7.750%	N/R	3,056,755
	Office - 9.5% (6.6% of Total Investments)
40,000	Brandywine Realty Trust, Series D	6.900%	Ba1	1,020,400
39,050	Corporate Office Properties Trust	7.375%	BB	1,007,881
152,400	Equity Commonwealth	7.250%	Ba1	3,921,252
12,359	Highwoods Properties, Inc., Series A, (10)	8.625%	Baa3	14,741,969
313,850	Hudson Pacific Properties Inc.	8.375%	N/R	8,081,638
45,150	Urstadt Biddle Properties	7.125%	N/R	1,163,064
	Total Office			29,936,204
	Residential - 2.6% (1.8% of Total Investments)
223,300	Apartment Investment & Management Company	6.875%	BB-	5,727,645
89,100	Campus Crest Communities	8.000%	N/R	2,231,955
10,000	Equity Lifestyle Properties Inc.	6.750%	N/R	258,300
	Total Residential			8,217,900
	Retail - 24.2% (16.7% of Total Investments)
681,000	CBL & Associates Properties Inc.	7.375%	BB	17,365,499
26,750	DDR Corporation	6.500%	Baa3	675,170
109,100	DDR Corporation	6.250%	Baa3	2,674,041
449,650	General Growth Properties	6.375%	B	11,061,390
95,000	Glimcher Realty Trust	6.875%	B1	2,431,050
50,964	Glimcher Realty Trust, Series G	8.125%	B1	1,290,918
158,000	Inland Real Estate Corporation	8.125%	N/R	4,156,980
29,000	Kimco Realty Corporation	6.900%	Baa2	764,150
239,200	Kimco Realty Corporation	6.000%	Baa2	5,968,040
225,000	Regency Centers Corporation	6.625%	Baa3	5,782,500
61,120	Saul Centers, Inc.	8.000%	N/R	1,581,786
167,450	Saul Centers, Inc.	6.875%	N/R	4,353,700
86,350	Taubman Centers Incorporated, Series J	6.500%	N/R	2,176,884
454,000	Taubman Centers Incorporated, Series K	6.250%	N/R	11,377,240
185,702	Weingarten Realty Trust	6.500%	Baa3	4,681,547
	Total Retail			76,340,895
	Specialized - 10.3% (7.1% of Total Investments)
404,550	Health Care REIT, Inc.	6.500%	Baa3	10,485,936
311,150	Public Storage, Inc., Series R	6.350%	A	7,993,444
217,000	Public Storage, Inc., Series S	5.900%	A	5,385,940
78,350	Public Storage, Inc., Series V	5.375%	A	1,795,782
50,000	Public Storage, Inc., Series W	5.200%	A	1,129,000
47,000	Public Storage, Inc., Series X	5.200%	A3	1,061,730
186,000	Public Storage, Inc., Series Y	6.375%	A	4,785,780
	Total Specialized			32,637,612
	Total Real Estate Investment Trust Preferred Stocks (cost $180,280,549)			186,561,675
	Total Long-Term Investments (cost $364,837,666)			439,790,972

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	SHORT-TERM INVESTMENTS - 5.2% (3.6% of Total Investments)
$16,350	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/14, repurchase price $16,350,478, collateralized by $16,720,000 U.S. Treasury Notes, 1.750%, due 9/30/19, value $16,678,200	0.000%	10/01/14	$ 16,350,478
	Total Short-Term Investments (cost $16,350,478)			16,350,478
	Total Investments (cost $381,188,144) - 144.6%			456,141,450
	Borrowings - (42.3)% (6), (7)			(133,500,000)
	Other Assets Less Liabilities - (2.3)% (8)			(7,264,835)
	Net Assets Applicable to Common Shares - 100%			$ 315,376,615

Investments in Derivatives as of September 30, 2014

Interest Rate Swaps outstanding:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (9)	Date	(Depreciation) (8)
JPMorgan	$35,761,000	Receive	1-Month USD-LIBOR-BBA	1.255%	Monthly	12/01/14	12/01/18	$580,295
JPMorgan	35,761,000	Receive	1-Month USD-LIBOR-BBA	1.673	Monthly	12/01/14	12/01/20	898,007
Morgan Stanley	20,727,500	Receive	1-Month USD-LIBOR-BBA	2.323	Monthly	3/29/11	3/29/16	(575,519)
	$92,249,500							$902,783

	Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 - Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 - Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Common Stocks	$253,229,297	$–	$–	$253,229,297
Real Estate Investment Trust Preferred Stocks	171,819,706	14,741,969	–	186,561,675
Short-Term Investments:
Repurchase Agreements	–	16,350,478	–	16,350,478
Investments in Derivatives:
Interest Rate Swaps*	–	902,783	–	902,783
Total	$425,049,003	$31,995,230	$–	$457,044,233

*Represents net unrealized appreciation (depreciation).

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification.  Temporary and permanent differences do not impact the net asset value of the Fund.

As of September 30, 2014, the cost of investments (excluding investments in derivatives) was $384,498,964.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of September 30, 2014, were as follows:

Gross unrealized:
	Appreciation	$ 77,766,909
	Depreciation	(6,124,423)
	Net unrealized appreciation (depreciation) of investments	$ 71,642,486

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.
(3)	Investment, or portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $375,000.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(5)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Borrowings as a percentage of Total Investments is 29.3%.
(7)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period investments with a value of $286,552,123 have been pledged as collateral for Borrowings.

(8)	Other Assets Less Liabilities includes the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.
(9)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
(10)	For fair value measurement disclosure purposes, Real Estate Investment Trust Preferred Stocks categorized as Level 2.
REIT	Real Estate Investment Trust.
USD-LIBOR-BBA	United States Dollar – London Inter-Bank Offered Rate British Bankers’ Association.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Real Estate Income Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: November 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: November 28, 2014

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: November 28, 2014